LEASES - Components of Net Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of net lease cost
Operating lease costs	$ 36,079	$ 19,810	$ 8,078
Short-term lease costs	25,334	17,217	1,853
Less: Sublease income			(375)
Total lease costs	$ 61,413	$ 37,027	$ 9,556